OTHER INCOME (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER INCOME
Gain due to disposal of Property, plant and equipment	$ 754,338	$ 79,650	$ 480,401
Credit recovery in Brazil (1)		1,856,762
Others	556,151	561,108	857,477
Total	$ 1,310,489	$ 2,497,520	$ 1,337,878